ACQUISITIONS - Insuagro (Details) - Insumos Agroquimicos S.A.	Apr. 09, 2021 USD ($) director Vote installment $ / shares shares	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Apr. 09, 2021 $ / shares
Disclosure of detailed information about business combination
Number of shares acquired | shares	11,022,000
Percentage of equity interest acquired	50.10%
Percentage of voting interest acquired	55.05%
Number of directors resigned | director	2
Total number of directors | director	3
Number of directors replaced | director	2
Number of SPEs on whom we acquired control	2
Consideration per share | $ / shares	$ 0.282
Total consideration, fixed price	$ 3,100,000
Cash payment	$ 200,000
Number of installments | installment	3
Installment amount		$ 1,200,000	$ 900,000	$ 900,000
Interest rate on consideration payable	5.50%
Percentage of increase on Adjusted EBITDA for consideration payable	3.50%
Class A ordinary shares
Disclosure of detailed information about business combination
Number of shares acquired | shares	2,749,390
Nominal value per share | $ / shares					$ 0.10
Number of votes per share | Vote	5
Class B ordinary shares
Disclosure of detailed information about business combination
Number of shares acquired | shares	8,272,610
Nominal value per share | $ / shares					$ 0.10
Number of votes per share | Vote	1